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                                                               [LOGO OF MetLife]

May 3, 2018

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Tower Life Insurance Company
     General American Separate Account Two
     File Nos. 333-224515/811-02162
     Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Tower Life Insurance Company (the "Company") and General American Separate Account Two (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI"), each became effective on April 30, 2018 being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in the Registration Statement filed electronically with the Securities and Exchange Commission on April 30, 2018.

If you have any questions, please contact me at (212) 578-9631.

Sincerely,

/s/ Heather Harker

Heather Harker
Assistant General Counsel
Metropolitan Tower Life Insurance Company